UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

  /s/ Daniel Bender     McLean, VA     February 08, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    77

Form 13F Information Table Value Total:    $66,800 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO CORP                      COM              001084102      724    22390 SH       SOLE                    22390        0        0
ALLEGHENY ENERGY INC           COM              017361106      676    28800 SH       SOLE                    28800        0        0
ALLETE INC                     COM NEW          018522300      662    20260 SH       SOLE                    20260        0        0
ALLSTATE CORP                  COM              020002101      655    21800 SH       SOLE                    21800        0        0
AMEREN CORP                    COM              023608102      744    26620 SH       SOLE                    26620        0        0
ANNALY CAP MGMT INC            COM              035710409     1824   105120 SH       SOLE                   105120        0        0
AON CORP                       COM              037389103      646    16850 SH       SOLE                    16850        0        0
APPLE INC                      COM              037833100      681     3230 SH       SOLE                     3230        0        0
ARGO GROUP INTL HLDGS LTD      COM              g0464b107      308    10570 SH       SOLE                    10570        0        0
AVERY DENNISON CORP            COM              053611109      623    17070 SH       SOLE                    17070        0        0
BAKER MICHAEL CORP             COM              057149106     3146    75990 SH       SOLE                    75990        0        0
BANCFIRST CORP                 COM              05945f103      244     6590 SH       SOLE                     6590        0        0
BANK OF AMERICA CORPORATION    COM              060505104      749    49710 SH       SOLE                    49710        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100      503    17980 SH       SOLE                    17980        0        0
BERKLEY W R CORP               COM              084423102      520    21090 SH       SOLE                    21090        0        0
BLACK HILLS CORP               COM              092113109      727    27300 SH       SOLE                    27300        0        0
CBL & ASSOC PPTYS INC          COM              124830100      672    69470 SH       SOLE                    69470        0        0
CH ENERGY GROUP INC            COM              12541m102      473    11130 SH       SOLE                    11130        0        0
CHEVRON CORP NEW               COM              166764100      643     8350 SH       SOLE                     8350        0        0
CITIGROUP INC                  COM              172967101      522   157630 SH       SOLE                   157630        0        0
CLEAN ENERGY FUELS CORP        COM              184499101      293   273000 SH       SOLE    PUT            273000        0        0
COCA COLA CO                   COM              191216100      649    11380 SH       SOLE                    11380        0        0
COLGATE PALMOLIVE CO           COM              194162103      636     7740 SH       SOLE                     7740        0        0
COMERICA INC                   COM              200340107      664    22470 SH       SOLE                    22470        0        0
CONSECO INC                    COM NEW          208464883      652   130320 SH       SOLE                   130320        0        0
DENTSPLY INTL INC NEW          COM              249030107      691    19640 SH       SOLE                    19640        0        0
DOLAN MEDIA CO                 COM              25659p402     4118   403374 SH       SOLE                   403374        0        0
DUKE REALTY CORP               COM NEW          264411505      694    57020 SH       SOLE                    57020        0        0
EDISON INTL                    COM              281020107      818    23520 SH       SOLE                    23520        0        0
EXELON CORP                    COM              30161n101      822    16830 SH       SOLE                    16830        0        0
F M C CORP                     COM NEW          302491303      649    11640 SH       SOLE                    11640        0        0
FIFTH THIRD BANCORP            COM              316773100      662    67880 SH       SOLE                    67880        0        0
FIRSTENERGY CORP               COM              337932107      702    15120 SH       SOLE                    15120        0        0
FLOWSERVE CORP                 COM              34354P105      611     6460 SH       SOLE                     6460        0        0
GENWORTH FINL INC              COM CL A         37247d106      656    57820 SH       SOLE                    57820        0        0
GOOGLE INC                     CL A             38259p508     1321     2130 SH       SOLE                     2130        0        0
HRPT PPTYS TR                  COM SH BEN INT   40426w101      674   104100 SH       SOLE                   104100        0        0
HUNTINGTON BANCSHARES INC      COM              446150104      484   132530 SH       SOLE                   132530        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200      491    60250 SH       SOLE                    60250        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      675     5160 SH       SOLE                     5160        0        0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101      665    16160 SH       SOLE                    16160        0        0
INVESTORS REAL ESTATE TR       SH BEN INT       461730103      489    54320 SH       SOLE                    54320        0        0
ISHARES INC                    MSCI BRAZIL      464286400     1254    16810 SH       SOLE                    16810        0        0
KEYCORP NEW                    COM              493267108     3829   689880 SH       SOLE                   689880        0        0
KIMCO REALTY CORP              COM              49446r109      917    67760 SH       SOLE                    67760        0        0
MARKET VECTORS ETF TR          BRAZL SMCP ETF   57060u613      899    18190 SH       SOLE                    18190        0        0
MARSHALL & ILSLEY CORP NEW     COM              571837103      490    89890 SH       SOLE                    89890        0        0
MCDONALDS CORP                 COM              580135101      641    10270 SH       SOLE                    10270        0        0
METTLER TOLEDO INTERNATIONAL   COM              592688105      692     6590 SH       SOLE                     6590        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      515    89000 SH       SOLE                    89000        0        0
NAVIGATORS GROUP INC           COM              638904102      490    10410 SH       SOLE                    10410        0        0
NORTHERN TR CORP               COM              665859104      899    17160 SH       SOLE                    17160        0        0
NOVELL INC                     COM              670006105     3499   843100 SH       SOLE                   843100        0        0
O REILLY AUTOMOTIVE INC        COM              686091109     1836    48164 SH       SOLE                    48164        0        0
OLD REP INTL CORP              COM              680223104      601    59860 SH       SOLE                    59860        0        0
ONEBEACON INSURANCE GROUP LT   CL A             g67742109      494    35880 SH       SOLE                    35880        0        0
PALL CORP                      COM              696429307      738    20380 SH       SOLE                    20380        0        0
PHH CORP                       COM NEW          693320202      564    34990 SH       SOLE                    34990        0        0
PPL CORP                       COM              69351t106      702    21740 SH       SOLE                    21740        0        0
PRINCIPAL FINANCIAL GROUP IN   COM              74251v102      611    25430 SH       SOLE                    25430        0        0
PROTECTIVE LIFE CORP           COM              743674103      482    29130 SH       SOLE                    29130        0        0
PROVIDENT NEW YORK BANCORP     COM              744028101      443    52500 SH       SOLE                    52500        0        0
PS BUSINESS PKS INC CALIF      COM              69360j107      526    10500 SH       SOLE                    10500        0        0
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT   751452202      739    77460 SH       SOLE                    77460        0        0
REGENCY CTRS CORP              COM              758849103      673    19200 SH       SOLE                    19200        0        0
REGIONS FINANCIAL CORP NEW     COM              7591ep100      479    90620 SH       SOLE                    90620        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105     2018   273424 SH       SOLE                   273424        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      516    27410 SH       SOLE                    27410        0        0
SEALED AIR CORP NEW            COM              81211K100      642    29370 SH       SOLE                    29370        0        0
SOLERA HOLDINGS INC            COM              83421a104      661    18360 SH       SOLE                    18360        0        0
STATE STR CORP                 COM              857477103      698    16030 SH       SOLE                    16030        0        0
SUNTRUST BKS INC               COM              867914103      613    30230 SH       SOLE                    30230        0        0
TERREMARK WORLDWIDE INC        COM NEW          881448203     2859   417938 SH       SOLE                   417938        0        0
TUPPERWARE BRANDS CORP         COM              899896104      632    13580 SH       SOLE                    13580        0        0
UNITED FIRE & CAS CO           COM              910331107      338    18550 SH       SOLE                    18550        0        0
WEBSTER FINL CORP CONN         COM              947890109      485    40850 SH       SOLE                    40850        0        0
ZIONS BANCORPORATION           COM              989701107      467    36410 SH       SOLE                    36410        0        0